Subsequent Events (Additional Information (Details)	Feb. 28, 2025 Days	Feb. 22, 2025 USD ($)	Jan. 02, 2025 USD ($) shares	Feb. 29, 2024 $ / shares shares	Jan. 21, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Oct. 11, 2023 $ / shares
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding						5,467,692	6,854,309
Common Warrants Purchase						250,000
Combined Price Paid Of Warrant | $ / shares				$ 1.564
Maximum [Member]
Subsequent Event [Line Items]
Debt conversion price | $ / shares								$ 2
Minimum
Subsequent Event [Line Items]
Debt conversion price | $ / shares								$ 0.5
Rodman & Renshaw LLC
Subsequent Event [Line Items]
Common stock sold				5,882,353
Common Warrants Purchase				5,882,353
Public Offering Price | $ / shares				$ 1.7
Exercise Price Of Warrant | $ / shares				$ 1.7
ZTlido Rest of World License Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Percentage of Lidocaine Topical System		1.80%
Aggregate Payment Of Company | $		$ 200,000
ZTlido Rest of World License Agreement [Member] | Forecast [Member] | Scilex Pharma [Member]
Subsequent Event [Line Items]
Percentage of net revenue		50.00%
Gloperba-Elyxyb Royalty Purchase Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Percentage of aggregate net sales	4.00%
No of calendar days | Days	60
Gloperba Rest of World License Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Percentage of net revenue	50.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Amortization payment | $			$ 1,100,000
Royalty Agreement Description			The Term Sheet provides that the Company and the Tranche B Noteholders would enter into an agreement pursuant to which the Tranche B Noteholders shall collectively receive a 10 year, assignable, freely transferable, 4% royalty
Royalty Rate Percentage			4.00%
Subsequent Event [Member] | Three i LP [Member]
Subsequent Event [Line Items]
Total Number of Shares Granted			500,000
Subsequent Event [Member] | Scilex Pharma [Member]
Subsequent Event [Line Items]
Total Number of Shares Granted			5,000,000
Subsequent Event [Member] | Oramed [Member]
Subsequent Event [Line Items]
Total Number of Shares Granted			2,500,000
Subsequent Event [Member] | BPY Limited [Member]
Subsequent Event [Line Items]
Total Number of Shares Granted			720,000
Subsequent Event [Member] | Nomis Bay Ltd [Member]
Subsequent Event [Line Items]
Total Number of Shares Granted			1,280,000
Subsequent Event [Member] | Deferral and Consent Under Tranche B Senior Secured Convertible Note [Member]
Subsequent Event [Line Items]
Initial principal amount | $			$ 6,250,000
Redemption Premium			100.00%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares delivered					3,250,000